Note 11 - Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Accrued compensation and benefits	$ 24,643	$ 20,613
Accrued professional fees	1,188	1,010
Other accrued liabilities	13,048	13,253
Accrued Liabilities, Current, Total	$ 38,879	$ 34,876